Income from voyages and related services	12 Months Ended
Dec. 31, 2022
Income from voyages and related services
Income from voyages and related services

16 Income from voyages and related services

	2022	2021	2020
	US $ in millions

Shipping	12,391.7	10,540.2	3,920.3
Other	169.9	188.5	71.4
	12,561.6	10,728.7	3,991.7
See also Note 25 with respect to disaggregation of revenues by geographical trade zone.